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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2012 through April 30, 2013


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                        Pioneer Equity
                        Income Fund

--------------------------------------------------------------------------------
                        Semiannual Report | April 30, 2013
--------------------------------------------------------------------------------

                        Ticker Symbols:

                        Class A         PEQIX
                        Class B         PBEQX
                        Class C         PCEQX
                        Class K         PEQKX*
                        Class R         PQIRX
                        Class Y         PYEQX
                        Class Z         PEZQX

                        * Share class was first publicly offered on December 20, 2012.

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             9

Prices and Distributions                                                     10

Performance Update                                                           11

Comparing Ongoing Fund Expenses                                              18

Schedule of Investments                                                      20

Financial Statements                                                         27

Notes to Financial Statements                                                38

Approval of Investment Advisory Agreement                                    46

Trustees, Officers and Service Providers                                     50

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/13 1

President's Letter

Dear Shareowner,

Pioneer continues to see only modest economic growth in the U.S. Employment continues to rise, albeit slowly, and we believe it will continue to do so in 2013, barring a negative shock to the system. The housing and auto sectors continue to recover, benefiting from record-low interest rates. Banks' willingness to lend to consumers and businesses also continues to rise, broad measures of inflation remain subdued, and, if the weather cooperates in 2013, food prices should come back down. And, while corporate profit growth has slowed, profits remain high and many U.S. companies continue to both pay and increase dividends*. Offsetting some of these positives are the continued contraction of fiscal policy in Washington and a recessionary Europe.

The Federal Reserve's aggressive monetary policy has driven Treasury yields to generational lows and supported investments in all financial assets, including equities and high-yield corporate bonds. For example, the Standard & Poor's 500 Index (the S&P 500), a broad measure of the U.S. stock market, returned 15.99% for the full calendar year ended December 31, 2012, and the Bank of America Merrill Lynch High Yield Master II Index (the High Yield Index), which measures the performance of high-yield corporate bonds, returned 15.59% for the same 12-month period. On the other hand, the Barclays Aggregate Bond Index (the Aggregate Index), which tracks the performance of a higher-quality bond universe, gained 4.22% for the 12 months ended December 31, 2012; the safer-still Barclays Government Credit Index (the Government/Credit Index) returned 4.82%; and 3-month Treasury bills, generally regarded as essentially "risk free" by the markets, returned just 0.09% in 2012. "Risky" assets outperformed again in the first quarter of 2013, as the S&P 500 returned 10.60% and the High Yield Index returned 2.89%. In contrast, the Aggregate Index returned -0.12% in the first quarter, the Government Credit Index returned -0.16%, and Treasury bills returned 0.02%.

Despite generally improving economic conditions and a rising stock market, global economies and investors still face daunting challenges as 2013 moves forward, although we remain cautiously optimistic. U.S. fiscal policy remains unsettled, and we feel the U.S. government could be at risk of credit rating downgrades from one or more of the major ratings agencies if the uncertainties persist. The Federal Reserve continues to provide extraordinary support to the U.S. economy and the bond market, but will not do so indefinitely. Europe has made progress, but has not yet resolved its sovereign-debt/banking problem, nor has the region been able to exit recession. Japan recently has unveiled aggressive and unconventional monetary and fiscal policies, but the country

*   Dividends are not guaranteed.

2 Pioneer Equity Income Fund | Semiannual Report | 4/30/13 continues to face issues such as high levels of debt as well as an aging population. China and other emerging economies, while generally in better shape than most "developed" markets, also face a range of challenges.

While most of the risks outlined here are widely recognized and may already be "priced in" to the market, we believe investors should continue to expect market volatility.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

Pioneer's investment teams have, since 1928, sought out attractive opportunities in global equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which balance potential risks and reward in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/13 3

Portfolio Management Discussion | 4/30/13

In the following interview, John Carey, Executive Vice President and Head of U.S. Core Value at Pioneer Investments, discusses the investment environment during the six-month period ended April 30, 2013, and Pioneer Equity Income Fund's performance during the period. Mr. Carey is responsible for the day-to-day management of Pioneer Equity Income Fund.

Q How would you describe the market for equities during the six months ended April 30, 2013, particularly for the types of equities deemed appropriate for Pioneer Equity Income Fund?

A After just a mild stumble at the very beginning of the period in the fall of 2012, the stock market trended steadily higher throughout the six months ended April 30, 2013. The imminence of the so-called "fiscal cliff" caused some jitters in the last two weeks of December, but when political leaders in Washington, D.C., cobbled together a deal right at year end, the equity market took off again. The underlying reasons for the strength of the stock market during the period were good corporate earnings, continued (if moderate) economic growth, merger-and-acquisition activity, dividend increases and share repurchases by companies, improved housing numbers, better employment statistics, and renewed interest in stocks on the part of investors still allocated heavily to bonds and money market instruments.

    The Fund takes a special interest in dividend-paying stocks and has generally emphasized established companies with long business histories. Such companies, especially those in the consumer staples, health care, and utilities sectors, were popular with investors during the six-month period. Mergers and acquisitions also touched two of the Fund's holdings: in February, H. J Heinz received a premium take-over bid from Berkshire Hathaway and a Brazilian company called 3G Capital; and in April, DE Master Blenders, part of the Fund's former holding Sara Lee, received a premium offer from the German-led investment firm JAB.

Q How did the Fund perform in that environment during the six months ended April 30, 2013?

A Pioneer Equity Income Fund's Class A shares returned 15.79% at net asset value during the six months ended April 30, 2013, while the Fund's benchmark, the Russell 1000 Value Index (the Russell Index), returned 16.31%. During the same period, the average return of the 374 mutual funds in Lipper's Equity Income Funds category was 14.08%.

4   Pioneer Equity Income Fund | Semiannual Report | 4/30/13

Q Could you please talk in more detail about the Fund's performance during the six months ended April 30, 2013? Please discuss the slight underperformance of the Fund relative to its benchmark, the Russell Index.

A While overall the Fund recorded strongly positive returns during the six-month period, stock selection results in financials and information technology did hold back relative performance somewhat. In financials, the so-called money-center banks, especially Bank of America, surged during the period, and while the Fund did own shares in that industry, including shares of Bank of America, the portfolio's underweight position compared with that of the Russell Index benchmark hurt relative performance. The portfolio's underweight was due to the modest nature of the dividends currently paid by most of the giant banks. Since the "sub-prime meltdown" of 2007-2009, the Federal Reserve (the Fed) has restricted dividend payments by the institutions most involved in the activities leading to the financial crisis.

    In information technology, the Fund was not invested in Hewlett-Packard, which enjoyed a very impressive share-price recovery during the period on the back of cost cuts that kept earnings higher than many investors expected. With that said, we continue to have questions about the probability of resumed business growth for the company.

    On the positive side, the Fund benefited from very good stock selection in energy and consumer staples during the six-month period. The Fund's position in Marathon Petroleum, a refiner, transporter, and marketer of petroleum products, recorded a splendid share-price advance as oil prices remained under control and demand improved with the better economy. In consumer staples, in addition to the aforementioned acquisition offers for H.J. Heinz and DE Master Blenders, the Fund saw very good share-price increases from positions in Hershey and Campbell Soup as investors found themselves attracted to companies they thought offered relatively stable long-term growth prospects, without so much risk of product obsolescence or government regulation.

Q Could you please discuss the changes that you made to the Fund's portfolio during the six months ended April 30, 2013?

A During the six-month period we added 16 positions to the portfolio and liquidated nine. Three of the new names in the portfolio--Wal-Mart Stores, PepsiCo, and Procter & Gamble--were in the consumer staples sector, where we have continued to find stocks of companies we think can grow on a worldwide basis, while having a prominent market presence in the United States. A "special situation" we were able to add to the portfolio within the materials sector is Givaudan, a flavors and fragrances supplier to food

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/13 5 manufacturers and perfumeries. Several of the Fund's new positions were in health care--the large pharmaceutical producers Eli Lilly, Novartis, and AstraZeneca. In addition, the portfolio received shares of AbbVie when an existing Fund holding, Abbott Laboratories, split off its pharmaceutical business; and we purchased shares of Zoetis, an animal-health-medicines company, when Pfizer, also a Fund holding, had an initial public offering for that profitable division of its business.

    Other initial purchases during the period included Joy Global, maker of mining machinery; Electrolux, manufacturer not only of the well-known vacuum cleaners but also of a whole range of household appliances; Coach, maker of ladies' handbags and accessories as well as of comparable products for men; SWEDBANK, a leading retail and commercial bank based in Stockholm, Sweden; Allstate, the home and auto insurer; Intel, the major semiconductor designer and fabricator; and NextEra Energy, a large electric utility headquartered in Florida.

    Among stocks sold from the portfolio during the period were several that we felt had reached fair value, including EQT and Snap-on; some where we had come to question the companies' longer-term earnings potential, including Cleveland Cliffs, Newmont Mining, and Century Link; and others we just regarded as having less compelling prospects than those of companies whose stocks we wished to purchase.

Q The Fund typically places an emphasis on dividend-paying stocks. Would you describe the environment for dividends as positive or negative during the six months ended April 30, 2013?

A Definitely positive! However, we must hasten to add that the investment experience even of the recent past is no guarantee of continued good conditions for particular stocks in upcoming periods. But actually for some time now, investors have been interested in dividend-paying stocks because of the sometimes-favorable comparisons between current yields on investment-grade bonds and stocks, with the additional potential, in the case of stocks, for dividend increases over time. While we do not expect a wholesale shift from bonds into stocks, we do think it likely that many investors will continue at least to consider stocks for their portfolios. Companies, for their part, have found that they can attract positive attention by declaring and increasing dividends. Fortunately, too, the Federal tax changes instituted as part of the year-end "fiscal cliff" resolution did not alter by very much the maximum Federal income taxes payable by individuals on their dividend income.

6 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

Q Given the various potential headwinds for the global economy, what is your outlook for the remainder of 2013?

A Certainly there are risks and uncertainties for the global economy. Europe remains sluggish; growth in China appears to have slowed over the past couple of years from its former, very robust rate; Brazil, Argentina, and Venezuela, among other Latin American countries, have been experiencing difficulties; and here in the U.S., the national fiscal situation continues to cause unease. Besides the economic issues, there are also some obvious geopolitical trouble spots in the world, including the Middle East and the Korean peninsula. However, when we look at the U.S., the principal economic arena for the majority of our portfolio's companies, we see steady, if moderate, growth that we think can be sustained at least over the next couple of years by improvement in the housing sector, higher auto sales, and falling unemployment. The domestic economy, unlike economies in some other parts of the world, is predominantly dependent on the state of the consumer and the level of consumer confidence. A better housing market can go a long ways all by itself towards creating a more upbeat set of economic conditions. Next to the potential for the U.S. economy to keep expanding we would set the historically reasonable level of share-price valuations and the decent dividend yields relative to income-generating alternatives like money-market instruments and investment-grade bonds. So, headwinds, yes, but also, perhaps, some tailwinds. We shall see in the months and quarters ahead where the prevailing winds blow.

    Thank you for your interest and support.

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/13 7

Please refer to the Schedule of Investments on pages 20-26 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that the market forecast discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.

8 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

Portfolio Summary | 4/30/13

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         86.8%
International Common Stocks                                                11.4%
Depositary Receipts for International Stocks                                1.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Consumer Staples                                                           22.0%
Financials                                                                 15.6%
Health Care                                                                12.4%
Utilities                                                                   9.4%
Materials                                                                   8.6%
Information Technology                                                      8.4%
Consumer Discretionary                                                      7.3%
Industrials                                                                 6.6%
Energy                                                                      5.1%
Telecommunication Services                                                  4.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*
 1.   The Valspar Corp.                                                    3.57%
--------------------------------------------------------------------------------
 2.   DE Master Blenders 1753 NV                                           2.62
--------------------------------------------------------------------------------
 3.   The Gorman-Rupp Co.                                                  2.34
--------------------------------------------------------------------------------
 4.   The Hershey Co.                                                      2.27
--------------------------------------------------------------------------------
 5.   Verizon Communications, Inc.                                         2.11
--------------------------------------------------------------------------------
 6.   HJ Heinz Co.                                                         2.10
--------------------------------------------------------------------------------
 7.   Cedar Fair LP                                                        1.84
--------------------------------------------------------------------------------
 8.   US Bancorp                                                           1.83
--------------------------------------------------------------------------------
 9.   Kimberly-Clark Corp.                                                 1.78
--------------------------------------------------------------------------------
10.   Swedbank AB                                                          1.78
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                      Pioneer Equity Income Fund | Semiannual Report | 4/30/13 9

Prices and Distributions | 4/30/13

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                      4/30/13                           10/31/12
--------------------------------------------------------------------------------
           A                         $31.74                             $27.96
--------------------------------------------------------------------------------
           B                         $31.53                             $27.77
--------------------------------------------------------------------------------
           C                         $31.37                             $27.64
--------------------------------------------------------------------------------
           R                         $32.06                             $28.24
--------------------------------------------------------------------------------
           Y                         $31.98                             $28.17
--------------------------------------------------------------------------------
           Z                         $31.75                             $27.98
--------------------------------------------------------------------------------
          Class                      4/30/13                           12/20/13
--------------------------------------------------------------------------------
           K*                        $31.76                             $28.30
--------------------------------------------------------------------------------

Distributions per Share: 11/1/12-4/30/13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Net
                        Investment        Short-Term               Long-Term
         Class           Income          Capital Gains           Capital Gains
--------------------------------------------------------------------------------
           A             $0.5797               $--                   $--
--------------------------------------------------------------------------------
           B             $0.4203               $--                   $--
--------------------------------------------------------------------------------
           C             $0.4801               $--                   $--
--------------------------------------------------------------------------------
           K*            $0.2100               $--                   $--
--------------------------------------------------------------------------------
           R             $0.5365               $--                   $--
--------------------------------------------------------------------------------
           Y             $0.6357               $--                   $--
--------------------------------------------------------------------------------
           Z             $0.6221               $--                   $--
--------------------------------------------------------------------------------

The Russell 1000 Value Index is an unmanaged index that measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-17.

*   Class K shares were first publicly offered on December 20,2012.

10 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

Performance Update | 4/30/13                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Semiannual Total Returns
(As of April 30, 2013)
--------------------------------------------------------------------------------
                                     Net Asset                   Public Offering
Period                               Value (NAV)                 Price (POP)
--------------------------------------------------------------------------------
10 Years                              8.72%                       8.08%
5 Years                               4.63                        3.40
1 Year                               17.70                       10.95
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2013,
as revised April 26, 2013)
--------------------------------------------------------------------------------
                                     Gross
--------------------------------------------------------------------------------
                                     1.17%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer Equity         Russell 1000
                                  Income Fund            Value Index
4/30/2003                         $      9,425           $   10,000
4/30/2004                         $     11,670           $   12,626
4/30/2005                         $     13,387           $   14,385
4/30/2006                         $     15,462           $   17,018
4/30/2007                         $     18,749           $   20,106
4/30/2008                         $     17,340           $   18,302
4/30/2009                         $     11,062           $   11,126
4/30/2010                         $     14,825           $   15,830
4/30/2011                         $     18,067           $   18,242
4/30/2012                         $     18,474           $   18,430
4/30/2013                         $     21,744           $   22,449

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 11

Performance Update | 4/30/13                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Semiannual Total Returns
(As of April 30, 2013)
--------------------------------------------------------------------------------
                                     If                          If
Period                               Held                        Redeemed
--------------------------------------------------------------------------------
10 Years                              7.71%                       7.71%
5 Years                               3.58                        3.58
1 Year                               16.40                       12.40
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2013,
as revised April 26, 2013)
--------------------------------------------------------------------------------
                                     Gross
--------------------------------------------------------------------------------
                                     2.27%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Equity         Russell 1000
                                      Income Fund            Value Index
4/30/2003                             $   10,000             $   10,000
4/30/2004                             $   12,278             $   12,626
4/30/2005                             $   13,958             $   14,385
4/30/2006                             $   15,984             $   17,018
4/30/2007                             $   19,213             $   20,106
4/30/2008                             $   17,620             $   18,302
4/30/2009                             $   11,136             $   11,126
4/30/2010                             $   14,785             $   15,830
4/30/2011                             $   17,839             $   18,242
4/30/2012                             $   18,049             $   18,430
4/30/2013                             $   21,009             $   22,449

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

Performance Update | 4/30/13                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Semiannual Total Returns
(As of April 30, 2013)
--------------------------------------------------------------------------------
                                     If                          If
Period                               Held                        Redeemed
--------------------------------------------------------------------------------
10 Years                              7.88%                       7.88%
5 Years                               3.84                        3.84
1 Year                               16.86                       16.86
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2013,
as revised April 26, 2013)
--------------------------------------------------------------------------------
                                     Gross
--------------------------------------------------------------------------------
                                     1.89%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                     Pioneer Equity         Russell 1000
                                     Income Fund            Value Index
4/30/2003                            $       10,000         $     10,000
4/30/2004                            $       12,281         $     12,626
4/30/2005                            $       13,975         $     14,385
4/30/2006                            $       16,013         $     17,018
4/30/2007                            $       19,267         $     20,106
4/30/2008                            $       17,685         $     18,302
4/30/2009                            $       11,191         $     11,126
4/30/2010                            $       14,885         $     15,830
4/30/2011                            $       18,002         $     18,242
4/30/2012                            $       18,269         $     18,430
4/30/2013                            $       21,348         $     22,449

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 13

Performance Update | 4/30/13                                      Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Semiannual Total Returns
(As of April 30, 2013)
--------------------------------------------------------------------------------
                                     If                          If
Period                               Held                        Redeemed
--------------------------------------------------------------------------------
10 Years                              8.74%                       8.74%
5 Years                               4.66                        4.66
1 Year                               17.89                       17.89
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2013,
as revised April 26, 2013)
--------------------------------------------------------------------------------
                                     Gross
--------------------------------------------------------------------------------
                                     0.69%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Equity         Russell 1000
                                      Income Fund            Value Index
4/30/2003                             $       10,000         $     10,000
4/30/2004                             $       12,382         $     12,626
4/30/2005                             $       14,203         $     14,385
4/30/2006                             $       16,405         $     17,018
4/30/2007                             $       19,892         $     20,106
4/30/2008                             $       18,397         $     18,302
4/30/2009                             $       11,736         $     11,126
4/30/2010                             $       15,729         $     15,830
4/30/2011                             $       19,168         $     18,242
4/30/2012                             $       19,600         $     18,430
4/30/2013                             $       23,107         $     22,449

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 20, 2012, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception would have been higher than the performance shown. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

Performance Update | 4/30/13                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Semiannual Total Returns
(As of April 30, 2013)
--------------------------------------------------------------------------------
                                     If                          If
Period                               Held                        Redeemed
--------------------------------------------------------------------------------
10 Years                              8.50%                       8.50%
5 Years                               4.36                        4.36
1 Year                               17.33                       17.33
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2013,
as revised April 26, 2013)
--------------------------------------------------------------------------------
                                     Gross
--------------------------------------------------------------------------------
                                     1.44%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                     Pioneer Equity         Russell 1000
                                     Income Fund            Value Index
4/30/2003                            $       10,000         $     10,000
4/30/2004                            $       12,372         $     12,626
4/30/2005                            $       14,173         $     14,385
4/30/2006                            $       16,347         $     17,018
4/30/2007                            $       19,781         $     20,106
4/30/2008                            $       18,264         $     18,302
4/30/2009                            $       11,626         $     11,126
4/30/2010                            $       15,552         $     15,830
4/30/2011                            $       18,903         $     18,242
4/30/2012                            $       19,268         $     18,430
4/30/2013                            $       22,607         $     22,449

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning on April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 15

Performance Update | 4/30/13                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Semiannual Total Returns
(As of April 30, 2013)
--------------------------------------------------------------------------------
                                     If                          If
Period                               Held                        Redeemed
--------------------------------------------------------------------------------
10 Years                              9.18%                       9.18%
5 Years                               5.08                        5.08
1 Year                               18.11                       18.11
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2013,
as revised April 26, 2013)
--------------------------------------------------------------------------------
                                     Gross
--------------------------------------------------------------------------------
                                     0.80%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                    Pioneer Equity          Russell 1000
                                    Income Fund             Value Index
4/30/2003                           $    5,000,000          $  5,000,000
4/30/2004                           $    6,219,636          $  6,313,219
4/30/2005                           $    7,166,086          $  7,192,330
4/30/2006                           $    8,310,435          $  8,508,884
4/30/2007                           $   10,116,977          $ 10,052,846
4/30/2008                           $    9,390,114          $  9,151,037
4/30/2009                           $    6,018,155          $  5,563,134
4/30/2010                           $    8,105,665          $  7,915,088
4/30/2011                           $    9,923,257          $  9,121,105
4/30/2012                           $   10,185,764          $  9,215,064
4/30/2013                           $   12,030,525          $ 11,224,292

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

16 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

Performance Update | 4/30/13                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Semiannual Total Returns
(As of April 30, 2013)
--------------------------------------------------------------------------------
                                     If                          If
Period                               Held                        Redeemed
--------------------------------------------------------------------------------
10 Years                              8.94%                       8.94%
5 Years                               4.98                        4.98
1 Year                               17.99                       17.99
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2013,
as revised April 26, 2013)
--------------------------------------------------------------------------------
                                     Gross
--------------------------------------------------------------------------------
                                     0.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                     Pioneer Equity        Russell 1000
                                     Income Fund           Value Index
4/30/2003                            $       10,000        $   10,000
4/30/2004                            $       12,382        $   12,626
4/30/2005                            $       14,203        $   14,385
4/30/2006                            $       16,405        $   17,018
4/30/2007                            $       19,892        $   20,106
4/30/2008                            $       18,457        $   18,302
4/30/2009                            $       11,816        $   11,126
4/30/2010                            $       15,910        $   15,830
4/30/2011                            $       19,460        $   18,242
4/30/2012                            $       19,946        $   18,430
4/30/2013                            $       23,534        $   22,449

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for Class Z shares for periods prior to the inception of Class Z shares on July 6, 2007, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on July 6, 2007, would have been higher than the performance shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 17

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from November 1, 2012 through April 30, 2013.

-----------------------------------------------------------------------------------------------------
Share Class             A           B           C           K           R           Y           Z
-----------------------------------------------------------------------------------------------------
Beginning Account   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Value on
11/1/12**
-----------------------------------------------------------------------------------------------------
Ending Account      $1,157.90   $1,152.10   $1,154.00   $1,129.90   $1,156.10   $1,160.00   $1,159.10
Value (after
expenses) on
4/30/13
-----------------------------------------------------------------------------------------------------
Expenses Paid           $5.99      $11.74      $10.09       $2.62       $7.64       $4.28       $4.93
During Period*
-----------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.12%, 2.20%, 1.89%, 0.68% 1.43%, 0.80%, and 0.92% for Class A, Class B, Class C,
    Class K, Class R, Class Y and Class Z shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (132/365 for Class K shares) (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

**  12/20/12 for Class K shares.

18 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income

Fund Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2012 through April 30, 2013.

------------------------------------------------------------------------------------------------------
 Share Class             A           B           C           K            R          Y          Z
------------------------------------------------------------------------------------------------------
 Beginning Account   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
 Value on
 11/1/12**
------------------------------------------------------------------------------------------------------
 Ending Account      $1,019.24   $1,013.88   $1,015.42   $1,015.62   $1,017.70   $1,020.83   $1,020.23
 Value (after
 expenses) on
 4/30/13
------------------------------------------------------------------------------------------------------
 Expenses Paid           $5.61      $10.99       $9.44       $2.48       $7.15      $4.01        $4.61
 During Period*
------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.12%, 2.20%, 1.89%, 0.68% 1.43%, 0.80%, and 0.92% for Class A, Class B, Class C,
    Class K, Class R, Class Y and Class Z shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (132/365 for Class K shares) (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

**  12/20/12 for Class K shares.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 19

Schedule of Investments | 4/30/13 (unaudited)

---------------------------------------------------------------------------------------------
Shares                                                                         Value
---------------------------------------------------------------------------------------------
                COMMON STOCKS -- 100.1%
                ENERGY -- 5.2%
                Integrated Oil & Gas -- 0.5%
      49,500    Chevron Corp.                                                  $    6,039,495
      12,800    Exxon Mobil Corp.                                                   1,139,072
                                                                               --------------
                                                                               $    7,178,567
---------------------------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 2.2%
     139,160    ConocoPhillips                                                 $    8,412,222
     426,800    Marathon Oil Corp.                                                 13,943,556
     248,000    QEP Resources, Inc.                                                 7,120,080
                                                                               --------------
                                                                               $   29,475,858
---------------------------------------------------------------------------------------------
                Oil & Gas Refining & Marketing -- 1.4%
     245,900    Marathon Petroleum Corp.*                                      $   19,268,724
---------------------------------------------------------------------------------------------
                Oil & Gas Storage & Transportation -- 1.1%
     483,800    Spectra Energy Corp.                                           $   15,254,214
                                                                               --------------
                Total Energy                                                   $   71,177,363
---------------------------------------------------------------------------------------------
                MATERIALS -- 8.7%
                Commodity Chemicals -- 0.7%
     171,000    LyondellBasell Industries NV                                   $   10,379,700
---------------------------------------------------------------------------------------------
                Specialty Chemicals -- 4.6%
       5,000    Givaudan SA                                                    $    6,431,837
     200,454    Johnson Matthey Plc                                                 7,545,792
     771,300    The Valspar Corp.                                                  49,224,365
                                                                               --------------
                                                                               $   63,201,994
---------------------------------------------------------------------------------------------
                Paper Packaging -- 1.0%
     650,000    Boise, Inc.                                                    $    5,193,500
     227,500    Sonoco Products Co.                                                 7,971,600
                                                                               --------------
                                                                               $   13,165,100
---------------------------------------------------------------------------------------------
                Diversified Metals & Mining -- 1.6%
     255,100    Compass Minerals International, Inc.                           $   22,076,354
---------------------------------------------------------------------------------------------
                Paper Products -- 0.8%
     233,100    International Paper Co.                                        $   10,951,038
                                                                               --------------
                Total Materials                                                $  119,774,186
---------------------------------------------------------------------------------------------
                CAPITAL GOODS -- 5.0%
                Industrial Conglomerates -- 1.6%
     959,984    General Electric Co.                                           $   21,398,043
---------------------------------------------------------------------------------------------
                Construction & Farm Machinery & Heavy Trucks -- 0.4%
      90,000    Joy Global, Inc.                                               $    5,086,800
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

---------------------------------------------------------------------------------------------
 Shares                                                                        Value
---------------------------------------------------------------------------------------------
                Industrial Machinery -- 3.0%
     400,000    Kaydon Corp.                                                   $    9,536,000
   1,146,943    The Gorman-Rupp Co.+                                               32,401,140
                                                                               $   41,937,140
                                                                               --------------
                Total Capital Goods                                            $   68,421,983
---------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES & SUPPLIES -- 1.7%
                Office Services & Supplies -- 0.7%
     202,600    Mine Safety Appliances Co.                                     $    9,724,800
---------------------------------------------------------------------------------------------
                Diversified Support Services -- 1.0%
     300,000    G&K Services, Inc.                                             $   14,097,000
                                                                               --------------
                Total Commercial Services & Supplies                           $   23,821,800
---------------------------------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 1.6%
                Auto Parts & Equipment -- 0.3%
      99,100    Johnson Controls, Inc.                                         $    3,469,491
---------------------------------------------------------------------------------------------
                Automobile Manufacturers -- 1.3%
   1,333,200    Ford Motor Co.                                                 $   18,278,172
                                                                               --------------
                Total Automobiles & Components                                 $   21,747,663
---------------------------------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 1.2%
                Household Appliances -- 0.8%
     400,000    Electrolux AB                                                  $   11,317,555
---------------------------------------------------------------------------------------------
                Apparel, Accessories & Luxury Goods -- 0.4%
      95,000    Coach, Inc.                                                    $    5,591,700
                                                                               --------------
                Total Consumer Durables & Apparel                              $   16,909,255
---------------------------------------------------------------------------------------------
                CONSUMER SERVICES -- 1.8%
                Leisure Facilities -- 1.8%
     607,087    Cedar Fair LP                                                  $   25,497,654
                                                                               --------------
                Total Consumer Services                                        $   25,497,654
---------------------------------------------------------------------------------------------
                MEDIA -- 0.9%
                Movies & Entertainment -- 0.6%
     450,000    Regal Entertainment Group                                      $    8,073,000
---------------------------------------------------------------------------------------------
                Publishing -- 0.3%
     114,100    John Wiley & Sons, Inc.                                        $    4,355,197
                                                                               --------------
                Total Media                                                    $   12,428,197
---------------------------------------------------------------------------------------------
                RETAILING -- 1.8%
                Distributors -- 1.0%
     188,800    Genuine Parts Co.                                              $   14,411,104
---------------------------------------------------------------------------------------------
                Home Improvement Retail -- 0.8%
     144,000    The Home Depot, Inc.                                           $   10,562,400
                                                                               --------------
                Total Retailing                                                $   24,973,504
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 21

---------------------------------------------------------------------------------------------
 Shares                                                                        Value
---------------------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING -- 1.7%
                Food Retail -- 0.4%
   1,000,000    J Sainsbury Plc                                                $    5,918,292
---------------------------------------------------------------------------------------------
                Hypermarkets & Super Centers -- 1.3%
     218,800    Wal-Mart Stores, Inc.                                          $   17,005,136
                                                                               --------------
                Total Food & Staples Retailing                                 $   22,923,428
---------------------------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 17.0%
                Soft Drinks -- 1.8%
     353,400    Dr. Pepper Snapple Group, Inc.                                 $   17,256,522
      90,700    PepsiCo, Inc.                                                       7,480,029
                                                                               --------------
                                                                               $   24,736,551
---------------------------------------------------------------------------------------------
                Packaged Foods & Meats -- 15.2%
     443,300    Campbell Soup Co.                                              $   20,573,553
   2,289,000    DE Master Blenders 1753 NV*                                        36,262,869
     457,800    Hillshire Brands Co.                                               16,439,598
     400,550    HJ Heinz Co.                                                       29,007,831
     210,000    Kellogg Co.                                                        13,658,400
     320,600    Kraft Foods Group, Inc.*                                           16,507,694
     100,000    McCormick & Co., Inc.                                               7,194,000
     769,000    Mondelez International, Inc.                                       24,185,050
     352,400    The Hershey Co.                                                    31,419,984
     323,000    Unilever NV (A.D.R.)                                               13,721,040
                                                                               --------------
                                                                               $  208,970,019
                                                                               --------------
                Total Food, Beverage & Tobacco                                 $  233,706,570
---------------------------------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 3.5%
                Household Products -- 3.5%
     238,500    Kimberly-Clark Corp.                                           $   24,610,815
     222,400    The Clorox Co.                                                     19,182,000
      50,000    The Procter & Gamble Co.                                            3,838,500
                                                                               --------------
                                                                               $   47,631,315
                                                                               --------------
                Total Household & Personal Products                            $   47,631,315
---------------------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 5.6%
                Health Care Equipment -- 4.4%
     313,900    Abbott Laboratories                                            $   11,589,188
     244,100    Becton Dickinson and Co.                                           23,018,630
     284,700    Medtronic, Inc.                                                    13,289,796
   1,079,500    Smith & Nephew Plc                                                 12,313,228
                                                                               --------------
                                                                               $   60,210,842
---------------------------------------------------------------------------------------------
                Health Care Distributors -- 1.2%
     509,300    Owens & Minor, Inc.                                            $   16,587,901
                                                                               --------------
                Total Health Care Equipment & Services                         $   76,798,743
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

---------------------------------------------------------------------------------------------
 Shares                                                                        Value
---------------------------------------------------------------------------------------------
                PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 6.9%
                Pharmaceuticals -- 6.9%
     313,900    AbbVie, Inc.                                                   $   14,455,095
     100,000    AstraZeneca Plc (A.D.R.)                                            5,192,000
     259,300    Eli Lilly & Co.                                                    14,360,034
     251,700    Johnson & Johnson                                                  21,452,391
     353,405    Merck & Co., Inc.                                                  16,610,035
      75,000    Novartis AG (A.D.R.)                                                5,532,000
     562,500    Pfizer, Inc.                                                       16,351,875
      14,800    Zoetis, Inc.                                                          488,696
                                                                               --------------
                                                                               $   94,442,126
                                                                               --------------
                Total Pharmaceuticals, Biotechnology & Life Sciences           $   94,442,126
---------------------------------------------------------------------------------------------
                BANKS -- 10.0%
                Diversified Banks -- 7.9%
     219,400    Bank of Montreal                                               $   13,758,574
     267,000    Canadian Imperial Bank of Commerce                                 21,348,871
   1,000,000    Swedbank AB                                                        24,593,324
     761,700    US Bancorp                                                         25,349,376
     622,400    Wells Fargo & Co.                                                  23,638,752
                                                                               --------------
                                                                               $  108,688,897
---------------------------------------------------------------------------------------------
                Regional Banks -- 1.1%
     220,800    The PNC Financial Services Group, Inc.                         $   14,987,904
---------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance -- 1.0%
   1,028,800    New York Community Bancorp, Inc.                               $   13,940,240
                                                                               --------------
                Total Banks                                                    $  137,617,041
---------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 2.9%
                Other Diversified Financial Services -- 1.1%
     727,800    Bank of America Corp.                                          $    8,959,218
     113,000    Citigroup, Inc.                                                     5,272,580
                                                                               --------------
                                                                               $   14,231,798
---------------------------------------------------------------------------------------------
                Asset Management & Custody Banks -- 1.8%
     400,000    Ares Capital Corp.                                             $    7,264,000
     405,100    Federated Investors, Inc. (Class B)                                 9,301,096
     117,000    T. Rowe Price Group, Inc.                                           8,482,500
                                                                               --------------
                                                                               $   25,047,596
                                                                               --------------
                Total Diversified Financials                                   $   39,279,394
---------------------------------------------------------------------------------------------
                INSURANCE -- 2.0%
                Property & Casualty Insurance -- 2.0%
     145,300    The Allstate Corp.                                             $    7,157,478
     185,587    The Chubb Corp.                                                    16,344,647
      50,000    The Travelers Companies, Inc.                                       4,270,500
                                                                               --------------
                                                                               $   27,772,625
                                                                               --------------
                 Total Insurance                                               $   27,772,625
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 23

---------------------------------------------------------------------------------------------
 Shares                                                                        Value
---------------------------------------------------------------------------------------------
                REAL ESTATE -- 0.8%
                Mortgage REITs -- 0.3%
     264,300    Ares Commercial Real Estate Corp.                              $    4,448,169
---------------------------------------------------------------------------------------------
                Office REITs -- 0.5%
      99,171    Alexandria Real Estate Equities, Inc.                          $    7,216,674
                                                                               --------------
                Total Real Estate                                              $   11,664,843
---------------------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 1.3%
                Data Processing & Outsourced Services -- 0.4%
      79,600    Automatic Data Processing, Inc.                                $    5,360,264
---------------------------------------------------------------------------------------------
                Systems Software -- 0.9%
     400,000    Microsoft Corp.                                                $   13,240,000
                                                                               --------------
                Total Software & Services                                      $   18,600,264
---------------------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 1.3%
                Communications Equipment -- 0.1%
      90,000    Cisco Systems, Inc.                                            $    1,882,800
---------------------------------------------------------------------------------------------
                Electronic Manufacturing Services -- 0.7%
     419,300    Molex, Inc.                                                    $    9,773,883
---------------------------------------------------------------------------------------------
                Technology Distributors -- 0.5%
      96,000    Anixter International, Inc.                                    $    6,887,040
                                                                               --------------
                Total Technology Hardware & Equipment                          $   18,543,723
---------------------------------------------------------------------------------------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.7%
                Semiconductor Equipment -- 0.2%
      86,033    Cabot Microelectronics Corp.*                                  $    2,882,966
---------------------------------------------------------------------------------------------
                Semiconductors -- 5.5%
     449,700    Analog Devices, Inc.                                           $   19,782,303
     480,000    Intel Corp.                                                        11,496,000
     303,300    Linear Technology Corp.                                            11,070,450
     550,500    Microchip Technology, Inc.                                         20,049,210
     354,200    Xilinx, Inc.                                                       13,427,722
                                                                               --------------
                                                                               $   75,825,685
                                                                               --------------
                Total Semiconductors & Semiconductor Equipment                 $   78,708,651
---------------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 4.1%
                Integrated Telecommunication Services -- 4.1%
     516,000    AT&T, Inc.                                                     $   19,329,360
   2,400,000    Singapore Telecommunications, Ltd.                                  7,652,117
     541,584    Verizon Communications, Inc.                                       29,196,793
                                                                               --------------
                                                                               $   56,178,270
                                                                               --------------
                Total Telecommunication Services                               $   56,178,270
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

---------------------------------------------------------------------------------------------
 Shares                                                                        Value
---------------------------------------------------------------------------------------------
                UTILITIES -- 9.4%
                Electric Utilities -- 2.5%
     287,150    American Electric Power Co., Inc.                              $   14,768,124
     182,600    Duke Energy Corp.                                                  13,731,520
      69,900    NextEra Energy, Inc.*                                               5,733,897
                                                                               --------------
                                                                               $   34,233,541
---------------------------------------------------------------------------------------------
                Gas Utilities -- 3.4%
     370,500    AGL Resources, Inc.                                            $   16,246,425
     239,700    National Fuel Gas Co.                                              15,033,984
     655,000    Questar Corp.                                                      16,630,450
                                                                               --------------
                                                                               $   47,910,859
---------------------------------------------------------------------------------------------
                Multi-Utilities -- 3.5%
     195,000    Alliant Energy Corp.                                           $   10,434,450
     468,500    Ameren Corp.                                                       16,983,125
     324,372    Consolidated Edison, Inc.                                          20,646,278
                                                                               --------------
                                                                               $   48,063,853
                                                                               --------------
                Total Utilities                                                $  130,208,253
---------------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $998,178,354)                                            $1,378,826,851
---------------------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 100.1%
                (Cost $998,178,354) (a)                                        $1,378,826,851
---------------------------------------------------------------------------------------------
                OTHER ASSETS & LIABILITIES -- (0.1)%                           $     (880,377)
---------------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                                     $1,377,946,474
=============================================================================================

*           Non-income producing security.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

(A.D.R.)    American Depositary Receipts.

REIT        Real Estate Investment Trust.

(a) At April 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $984,162,860 was as follows:

            Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                      $  404,313,391
            Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                          (9,649,400)
                                                                              ---------------
            Net unrealized gain                                               $  394,663,991
                                                                              ===============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2013 aggregated $233,448,750 and $201,961,081, respectively.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 25

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities.

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments:

--------------------------------------------------------------------------------
                      Level 1           Level 2       Level 3     Total
--------------------------------------------------------------------------------
Common Stocks         $1,378,826,851    $ --          $ --        $1,378,826,851
--------------------------------------------------------------------------------
Total                 $1,378,826,851    $ --          $ --        $1,378,826,851
================================================================================

During the six months ended April 30, 2013, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

Statement of Assets and Liabilities | 4/30/13 (unaudited)

ASSETS:
  Investment in securities of unaffilitated issuers, at value
     (cost $990,852,012)                                                                      $1,346,425,711
  Investment in securities of affiliated issuers, at value (cost $7,326,342)                      32,401,140
------------------------------------------------------------------------------------------------------------
     Total investments in securities, at value (cost $998,178,354)                            $1,378,826,851
  Cash                                                                                             4,734,026
  Foreign currency (cost $375,563)                                                                   380,433
  Receivables --
     Investment securities sold                                                                      563,615
     Fund shares sold                                                                              2,492,918
     Dividends                                                                                     1,489,413
  Other                                                                                               83,215
-------------------------------------------------------------------------------------------------------------
         Total assets                                                                         $1,388,570,471
=============================================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                                          $    4,691,242
     Fund shares repurchased                                                                       5,431,315
  Due to affiliates                                                                                  451,632
  Accrued expenses                                                                                    48,492
  Unrealized depreciation on forward foreign currency settlement contracts                             1,316
-------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                    $   10,623,997
=============================================================================================================
NET ASSETS:
  Paid-in capital                                                                             $  999,601,213
  Undistributed net investment income                                                             14,925,941
  Accumulated net realized loss on investments                                                   (17,237,415)
  Net unrealized gain on investments                                                             380,648,497
  Net unrealized gain on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies                                    8,238
-------------------------------------------------------------------------------------------------------------
         Total net assets                                                                     $1,377,946,474
=============================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $775,568,150/24,433,474 shares)                                          $        31.74
   Class B (based on $15,077,702/478,193 shares)                                              $        31.53
   Class C (based on $91,493,167/2,916,900 shares)                                            $        31.37
   Class K (based on $11,222/353 shares)*                                                     $        31.76
   Class R (based on $84,847,410/2,646,290 shares)                                            $        32.06
   Class Y (based on $408,906,404/12,786,221 shares)                                          $        31.98
   Class Z (based on $2,042,419/64,323 shares)                                                $        31.75
MAXIMUM OFFERING PRICE:
  Class A ($31.74 (divided by) 94.25%)                                                        $        33.68
=============================================================================================================

* Net asset value per share amount does not recalculate due to the rounding of net assets and/or shares outstanding.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 27

Statement of Operations (unaudited)

For the Six Months Ended 4/30/13

INVESTMENT INCOME:
  Dividends (including income from affiliated issuers of $229,389)      $   23,775,421
  Interest                                                                       1,446
-------------------------------------------------------------------------------------------------------------
         Total investment income                                                              $   23,776,867
-------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                       $    3,758,626
  Transfer agent fees and expenses
     Class A                                                                   261,579
     Class B                                                                    31,730
     Class C                                                                    26,748
     Class R                                                                     2,715
     Class Y                                                                     2,073
     Class Z                                                                       466
  Distribution fees
     Class A                                                                   893,956
     Class B                                                                    77,154
     Class C                                                                   407,236
     Class R                                                                   196,453
  Shareholder communications expense                                           738,205
  Administrative reimbursement                                                 189,893
  Custodian fees                                                                13,378
  Registration fees                                                             51,135
  Professional fees                                                             41,503
  Printing expense                                                              11,412
  Fees and expenses of nonaffiliated Trustees                                   21,727
  Miscellaneous                                                                 46,337
-------------------------------------------------------------------------------------------------------------
     Total expenses                                                                           $    6,772,326
-------------------------------------------------------------------------------------------------------------
         Net investment income                                                                $   17,004,541
=============================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                                        $   37,565,589
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies                     (210,417)       $   37,355,172
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
     Investments                                                        $  133,283,503
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies                        7,688        $  133,291,191
-------------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                   $  170,646,363
-------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                        $  187,650,904
=============================================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------------------------
                                                                        Six Months
                                                                        Ended
                                                                        4/30/13               Year Ended
                                                                        (unaudited)           10/31/12
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                   $   17,004,541        $   44,080,099
Net realized gain on investments and foreign
  currency transactions                                                     37,355,172           102,609,879
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                                        133,291,191           (37,741,913)
-------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations              $  187,650,904        $  108,948,065
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.58 and $0.84 per share, respectively)                 $  (14,088,302)       $  (20,733,747)
      Class B ($0.42 and $0.53 per share, respectively)                       (228,356)             (362,646)
      Class C ($0.48 and $0.65 per share, respectively)                     (1,338,086)           (1,772,601)
      Class K ($0.21 and $0.00 per share, respectively)                            (74)                   --
      Class R ($0.54 and $0.76 per share, respectively)                     (1,422,123)           (2,287,440)
      Class Y ($0.64 and $0.93 per share, respectively)                     (7,940,308)           (9,837,012)
      Class Z ($0.62 and $0.90 per share, respectively)                        (50,575)              (61,864)
-------------------------------------------------------------------------------------------------------------
         Total distributions to shareowners                             $  (25,067,824)       $  (35,055,310)
-------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                            $  201,699,544        $  279,258,877
Reinvestment of distributions                                               21,931,500            29,753,217
Cost of shares repurchased                                                (185,553,725)         (246,592,051)
-------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from
         Fund share transactions                                        $   38,077,319        $   62,420,043
-------------------------------------------------------------------------------------------------------------
      Net increase in net assets                                        $  200,660,399        $  136,312,798
NET ASSETS:
Beginning of year                                                        1,177,286,075         1,040,973,277
-------------------------------------------------------------------------------------------------------------
End of year                                                             $1,377,946,474        $1,177,286,075
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                     $   14,925,941        $   22,989,224
=============================================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 29

Statements of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------
                                           '13 Shares       '13 Amount
                                           (unaudited)      (unaudited)       '12 Shares     '12 Amount
-------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                  3,375,028      $ 98,735,114        4,797,702    $   130,166,656
Reinvestment of distributions                  462,522        13,437,595          702,510         19,113,473
Less shares repurchased                     (3,699,901)     (107,996,146)      (5,258,739)      (143,878,140)
-------------------------------------------------------------------------------------------------------------
      Net increase                             137,649      $  4,176,563          241,473    $     5,401,989
=============================================================================================================
Class B
Shares sold or exchanged                        17,817      $    514,239           48,972    $     1,321,876
Reinvestment of distributions                    7,561           216,307           12,690            342,580
Less shares repurchased                       (128,155)       (3,757,216)        (316,454)        (8,521,967)
-------------------------------------------------------------------------------------------------------------
      Net decrease                            (102,777)     $ (3,026,670)        (254,792)   $    (6,857,511)
=============================================================================================================
Class C
Shares sold                                    423,765      $ 12,450,111          642,057    $    17,278,593
Reinvestment of distributions                   32,419           929,767           44,420          1,196,619
Less shares repurchased                       (332,670)       (9,684,015)        (621,179)       (16,701,282)
-------------------------------------------------------------------------------------------------------------
      Net increase                             123,514      $  3,695,863           65,298    $     1,773,930
=============================================================================================================
Class K*
Shares sold                                        353      $     10,000               --    $            --
Reinvestment of distributions                       --                --               --                 --
Less shares repurchased                             --                --               --                 --
-------------------------------------------------------------------------------------------------------------
      Net increase                                 353      $     10,000               --    $            --
=============================================================================================================
Class R
Shares sold                                    236,068      $  7,136,046          676,519    $    18,362,330
Reinvestment of distributions                   47,559         1,394,282           81,851          2,248,710
Less shares repurchased                       (454,868)      (13,370,740)        (896,312)       (24,682,037)
-------------------------------------------------------------------------------------------------------------
      Net decrease                            (171,241)     $ (4,840,412)        (137,942)   $    (4,070,997)
=============================================================================================================
Class Y
Shares sold                                  2,808,284      $ 82,326,143        4,053,760    $   110,897,090
Reinvestment of distributions                  201,219         5,903,113          247,623          6,790,042
Less shares repurchased                     (1,674,202)      (49,367,674)      (1,897,740)       (52,293,684)
-------------------------------------------------------------------------------------------------------------
      Net increase                           1,335,301      $ 38,861,582        2,403,643    $    65,393,448
=============================================================================================================
Class Z
Shares sold                                     18,119      $    527,891           44,663    $     1,232,332
Reinvestment of distributions                    1,744            50,436            2,256             61,793
Less shares repurchased                        (46,787)       (1,377,934)         (18,763)          (514,941)
-------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                  (26,924)     $   (799,607)          28,156    $       779,184
=============================================================================================================

*   Class K shares were first publicly offered on December 20, 2012.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

Financial Highlights

--------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year       Year       Year       Year        Year
                                                           4/30/13      Ended      Ended      Ended      Ended       Ended
                                                           (unaudited)  10/31/12   10/31/11   10/31/10   10/31/09    10/31/08
--------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $  27.96     $  26.19   $  23.92   $  20.24   $  21.28    $  33.10
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
   Net investment income                                   $   0.40     $   1.05   $   0.48   $   0.46   $   0.58    $   0.75
   Net realized and unrealized gain (loss) on investments      3.96         1.56       2.20       3.63      (1.12)     (10.03)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $   4.36     $   2.61   $   2.68   $   4.09   $  (0.54)   $  (9.28)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      (0.58)       (0.84)     (0.41)     (0.40)     (0.50)      (0.67)
   Net realized gain                                             --           --         --         --         --       (1.81)
   Tax return of capital                                         --           --         --         --         --       (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   3.78     $   1.77   $   2.27   $   3.69   $  (1.04)   $ (11.82)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  31.74     $  27.96   $  26.19   $  23.92   $  20.24    $  21.28
================================================================================================================================
Total return*                                                 15.79%       10.09%     11.26%     20.36%     (2.30)%    (29.99)%
Ratio of net expenses to average net assets+                   1.09%**      1.14%      1.15%      1.19%      1.23%       1.11%
Ratio of net investment income to average net assets+          2.73%**      3.86%      1.78%      1.93%      2.98%       2.67%
Portfolio turnover rate                                          32%**        49%        24%        15%        28%         19%
Net assets, end of period (in thousands)                   $775,568     $679,254   $630,087   $606,693   $566,439    $639,388
   Ratios with reduction for fees paid indirectly:
       Net expenses                                            1.09%**      1.14%      1.15%      1.19%      1.23%       1.10%
       Net investment income                                   2.73%**      3.86%      1.78%      1.93%      2.98%       2.68%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

+   Ratios with no reduction for fees paid indirectly.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 31

--------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended       Year      Year      Year      Year       Year
                                                                4/30/13     Ended     Ended     Ended     Ended      Ended
                                                                (unaudited) 10/31/12  10/31/11  10/31/10  10/31/09   10/31/08
--------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                            $ 27.77     $ 26.02   $ 23.77   $ 20.10   $ 21.14    $  32.88
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
   Net investment income                                        $  0.33     $  0.97   $  0.43   $  0.38   $  0.51    $   0.57
   Net realized and unrealized gain (loss) on investments          3.85        1.31      1.97      3.47     (1.23)     (10.02)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $  4.18     $  2.28   $  2.40   $  3.85   $ (0.72)   $  (9.45)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          (0.42)      (0.53)    (0.15)    (0.18)    (0.32)      (0.44)
   Net realized gain                                                 --          --        --        --        --       (1.81)
   Tax return of capital                                             --          --        --        --        --       (0.04)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  3.76     $  1.75   $  2.25   $  3.67   $ (1.04)   $ (11.74)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 31.53     $ 27.77   $ 26.02   $ 23.77   $ 20.10    $  21.14
================================================================================================================================
Total return*                                                     15.21%       8.83%    10.12%    19.23%    (3.26)%    (30.58)%
Ratio of net expenses to average net assets+                       2.17%**     2.24%     2.17%     2.17%     2.20%       1.96%
Ratio of net investment income to average net assets+              1.68%**     2.81%     0.78%     0.98%     2.08%       1.83%
Portfolio turnover rate                                              32%**       49%       24%       15%       28%         19%
Net assets, end of period (in thousands)                        $15,078     $16,136   $21,744   $32,604   $42,950    $ 66,530
Ratios with reduction for fees paid indirectly:
   Net expenses                                                    2.17%**     2.24%     2.17%     2.17%     2.20%       1.96%
   Net investment income                                           1.68%**     2.81%     0.78%     0.98%     2.08%       1.83%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

+   Ratios with no reduction for fees paid indirectly.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

--------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended       Year      Year      Year      Year       Year
                                                                4/30/13     Ended     Ended     Ended     Ended      Ended
                                                                (unaudited) 10/31/12  10/31/11  10/31/10  10/31/09   10/31/08
--------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                            $ 27.64     $ 25.91   $ 23.66   $ 20.01   $ 21.04    $  32.75
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
   Net investment income                                        $  0.27     $  0.84   $  0.27   $  0.32   $  0.47    $   0.55
   Net realized and unrealized gain (loss) on investments          3.94        1.54      2.20      3.55     (1.16)      (9.94)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $  4.21     $  2.38   $  2.47   $  3.87   $ (0.69)   $  (9.39)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          (0.48)      (0.65)    (0.22)    (0.22)    (0.34)      (0.47)
   Net realized gain                                                 --          --        --        --        --       (1.81)
   Tax return of capital                                             --          --        --        --        --       (0.04)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  3.73     $  1.73   $  2.25   $  3.65   $ (1.03)   $ (11.71)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 31.37     $ 27.64   $ 25.91   $ 23.66   $ 20.01    $  21.04
================================================================================================================================
Total return*                                                     15.40%       9.26%    10.45%    19.46%    (3.11)%    (30.52)%
Ratio of net expenses to average net assets+                       1.86%**     1.86%     1.91%     1.96%     2.04%       1.87%
Ratio of net investment income to average net assets+              1.93%**     3.13%     1.02%     1.17%     2.21%       1.92%
Portfolio turnover rate                                              32%**       49%       24%       15%       28%         19%
Net assets, end of period (in thousands)                        $91,493     $77,219   $70,683   $66,536   $68,719    $ 88,291
Ratios with reduction for fees paid indirectly:
   Net expenses                                                    1.86%**     1.86%     1.91%     1.96%     2.04%       1.87%
   Net investment income                                           1.93%**     3.13%     1.02%     1.17%     2.21%       1.92%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

+   Ratios with no reduction for fees paid indirectly.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 33

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12/20/12 (a)
                                                                                                                   to 4/30/13
                                                                                                                   (unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Class K
Net asset value, beginning of period                                                                               $28.30
--------------------------------------------------------------------------------------------------------------------------------
Net increase from investment operations:
  Net investment income                                                                                            $ 0.24
  Net realized and unrealized gain (loss) on investments                                                             3.43
--------------------------------------------------------------------------------------------------------------------------------
Net increase from investment operations                                                                            $ 3.67
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                                                                             (0.21)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net asset value                                                                                    $ 3.46
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                     $31.76
================================================================================================================================
Total return*                                                                                                       12.99%
Ratio of net expenses to average net assets+                                                                         0.65%**
Ratio of net investment income to average net assets+                                                                2.28%**
Portfolio turnover rate                                                                                                32%**
Net assets, end of period (in thousands)                                                                           $   11
Ratios with reduction for fees paid indirectly:
  Net expenses                                                                                                       0.65%**
  Net investment income                                                                                              2.28%**
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of the period.

+   Ratios with no reduction for fees paid indirectly.

(a) Class K shares were first publicly offered on December 20, 2012.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

--------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended       Year      Year      Year      Year       Year
                                                                4/30/13     Ended     Ended     Ended     Ended      Ended
                                                                (unaudited) 10/31/12  10/31/11  10/31/10  10/31/09   10/31/08
--------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                            $ 28.24     $ 26.45   $ 24.14   $ 20.43   $ 21.45    $  33.34
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
   Net investment income                                        $  0.40     $  1.03   $  0.36   $  0.44   $  0.49    $   0.68
   Net realized and unrealized gain (loss) on investments          3.96        1.52      2.28      3.62     (1.07)     (10.09)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $  4.36     $  2.55   $  2.64   $  4.07   $ (0.58)   $  (9.41)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          (0.54)      (0.76)    (0.33)    (0.35)    (0.44)      (0.62)
   Net realized gain                                                 --          --        --        --        --       (1.81)
   Tax return of capital                                             --          --        --        --        --       (0.05)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  3.82     $  1.79   $  2.31   $  3.72   $ (1.02)   $ (11.89)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 32.06     $ 28.24   $ 26.45   $ 24.14   $ 20.43    $  21.45
================================================================================================================================
Total return*                                                     15.61%       9.76%    10.96%    20.03%    (2.50)%    (30.14)%
Ratio of net expenses to average net assets+                       1.40%**     1.41%     1.48%     1.44%     1.44%       1.33%
Ratio of net investment income to average net assets+              2.42%**     3.62%     1.46%     1.68%     2.71%       2.44%
Portfolio turnover rate                                              32%**       49%       24%       15%       28%         19%
Net assets, end of period (in thousands)                        $84,847     $79,557   $78,159   $67,450   $68,904    $ 64,559
Ratios with reduction for fees paid indirectly:
   Net expenses                                                    1.40%**     1.41%     1.48%     1.44%     1.44%       1.33%
   Net investment income                                           2.42%**     3.62%     1.46%     1.68%     2.71%       2.44%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

+   Ratios with no reduction for fees paid indirectly.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 35

--------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year       Year       Year       Year        Year
                                                           4/30/13      Ended      Ended      Ended      Ended       Ended
                                                           (unaudited)  10/31/12   10/31/11   10/31/10   10/31/09    10/31/08
--------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $  28.17     $  26.38   $  24.09   $  20.37   $  21.41    $  33.28
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
   Net investment income                                   $   0.38     $   1.05   $   0.44   $   0.49   $   0.42    $   0.67
   Net realized and unrealized gain (loss) on investments      4.07         1.67       2.37       3.74      (0.87)      (9.89)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $   4.45     $   2.72   $   2.81   $   4.22   $  (0.45)   $  (9.22)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      (0.64)       (0.93)     (0.52)     (0.51)     (0.59)      (0.77)
   Net realized gain                                             --           --         --         --         --       (1.81)
   Tax return of capital                                         --           --         --         --         --       (0.07)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   3.81     $   1.79   $   2.29   $   3.71   $  (1.04)   $ (11.87)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  31.98     $  28.17   $  26.38   $  24.09   $  20.37    $  21.41
================================================================================================================================
Total return*                                                 16.00%       10.47%     11.73%     20.98%     (1.85)%    (29.72)%
Ratio of net expenses to average net assets+                   0.77%**      0.77%      0.75%      0.72%      0.75%       0.72%
Ratio of net investment income to average net assets+          2.97%**      4.20%      2.16%      2.38%      3.10%       3.09%
Portfolio turnover rate                                          32%**        49%        24%        15%        28%         19%
Net assets, end of period (in thousands)                   $408,906     $322,567   $238,647   $148,995   $110,148    $ 29,157
Ratios with reduction for fees paid indirectly:
   Net expenses                                                0.77%**      0.77%      0.75%      0.72%      0.75%       0.72%
   Net investment income                                       2.97%**      4.20%      2.16%      2.38%      3.10%       3.09%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

+   Ratios with no reduction for fees paid indirectly.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

36 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

--------------------------------------------------------------------------------------------------------------------------------
                                                                    Six Months
                                                                    Ended       Year     Year     Year     Year       Year
                                                                    4/30/13     Ended    Ended    Ended    Ended      Ended
                                                                    (unaudited) 10/31/12 10/31/11 10/31/10 10/31/09   10/31/08
--------------------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                                $27.98      $26.21   $23.95   $20.27   $ 21.30    $  33.12
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
   Net investment income                                            $ 0.59      $ 0.93   $ 0.30   $ 0.38   $  0.45    $   0.80
   Net realized and unrealized gain (loss) on investments             3.80        1.74     2.48     3.80     (0.91)      (9.98)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                  $ 4.39      $ 2.67   $ 2.78   $ 4.18   $ (0.46)   $  (9.18)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                             (0.62)      (0.90)   (0.52)   (0.50)    (0.57)      (0.76)
   Net realized gain                                                    --          --       --       --        --       (1.81)
   Tax return of capital                                                --          --       --       --        --       (0.07)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                          $ 3.77      $ 1.77   $ 2.26   $ 3.68   $ (1.03)   $ (11.82)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $31.75      $27.98   $26.21   $23.95   $ 20.27    $  21.30
================================================================================================================================
Total return*                                                        15.91%      10.31%   11.67%   20.84%    (1.88)%    (29.75)%
Ratio of net expenses to average net assets+                          0.89%**     0.87%    0.85%    0.81%     0.79%       0.76%
Ratio of net investment income to average net assets+                 2.98%**     3.98%    2.05%    2.25%     3.24%       3.03%
Portfolio turnover rate                                                 32%**       49%      24%      15%       28%         19%
Net assets, end of period (in thousands)                            $2,042      $2,553   $1,653   $  505   $   233    $     75
Ratios with reduction for fees paid indirectly:
   Net expenses                                                       0.89%**     0.87%    0.85%    0.81%     0.95%       0.76%
   Net investment income                                              2.98%**     3.98%    2.05%    2.25%     3.08%       3.03%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

+   Ratios with no reduction for fees paid indirectly.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund | Semiannual Report | 4/30/13 37

Notes to Financial Statements | 4/30/13 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers seven classes of shares designated as Class A, Class B, Class C, Class K, Class R, Class Y and Class Z shares. Class K shares were first publicly offered on December 20, 2012. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K, Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

38 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

A. Security Valuation Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Shares of money market mutual funds are valued at their net asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by or at the direction or with the approval of the Valuation Committee using fair value methods pursuant to procedures adopted by the Board of Trustees. The Valuation Committee is comprised of certain members of the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material. Pioneer Investment Management, Inc. (PIM) is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee.

    At April 30, 2013, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 39

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. As of April 30, 2013, the Fund did not have any interest and penalties related to unrecognized tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

    The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the year ended October 31, 2012 was as follows:

    ----------------------------------------------------------------------------
                                                                            2012
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                                                  $35,055,310
    ----------------------------------------------------------------------------
          Total                                                      $35,055,310
    ============================================================================

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2012:

    ----------------------------------------------------------------------------
                                                                            2012
    ----------------------------------------------------------------------------
    Distributable earnings:
    Undistributed ordinary income                                   $  8,806,266
    Capital loss carryforward                                        (54,425,123)
    Net unrealized gain                                              261,381,038
    ----------------------------------------------------------------------------
         Total                                                      $215,762,181
    ============================================================================

    The difference between book-basis and tax-basis net unrealized gain is attributable to the tax deferral of losses on wash sales, the tax basis adjustments on partnerships, and REIT holdings.

40 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $49,572 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2013.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class K, Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class K, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

E.  Risks

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

F.  Forward Foreign Currency Contracts

    The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 41

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% on assets over $10 billion. For the six months ended April 30, 2013, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $109,739 in management fees, administrative costs and certain other reimbursements payable to PIM at April 30, 2013.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

For the six months ended April 30, 2013, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $396,492
Class B                                                                    7,955
Class C                                                                   53,323
Class R                                                                   91,384
Class Y                                                                  186,845
Class Z                                                                    2,206
--------------------------------------------------------------------------------
    Total                                                               $738,205
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $303,287 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at April 30, 2013.

42 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

4.  Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $38,606 in distribution fees payable to PFD at April 30, 2013.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class K, Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge
(CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2013, CDSCs in the amount of $11,616 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2013, the Fund's expenses were not reduced under such arrangements.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 43

6.  Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect as of February 15, 2012 is in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.90% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in the credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended April 30, 2013, the Fund had no borrowings under the credit facility.

7.  Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended April 30, 2013:

--------------------------------------------------------------------------------------------
             Beginning                        Corporate   Ending
             Balance     Purchases   Sales    Actions     Balance    Dividend
Affiliates   (shares)    (shares)    (shares) (shares)    (shares)   Income      Value
--------------------------------------------------------------------------------------------
The Gorman-
  Rupp Co.   1,146,943   --          --       --          1,146,943  $229,389    $32,401,140

8. Forward Foreign Currency Contracts

At April 30, 2013, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average value of contracts open during the six months ended April 30, 2013 was $72,406. At April 30, 2013, the Fund had no outstanding portfolio hedges. At April 30, 2013, the Fund's gross forward currency settlement contracts receivable and payable were $185,490 and $186,806, respectively, resulting in a net payable of $1,316.

44 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

9.  Additional Disclosures about Derivative Instruments and Hedging Activities

Values of derivative instruments as of April 30, 2013 were as follows:

------------------------------------------------------------------------------------------------------------
  Derivatives Not
  Accounted for as                   Asset Derivatives 2013              Liabilities Derivatives 2013
  Hedging Instruments                --------------------------------    -----------------------------------
  Under Accounting                   Statement of Assets                 Statement of Assets
  Standards Codification             and Liabilities                     and Liabilities
  (ASC) 815                          Location           Value            Location             Value
------------------------------------------------------------------------------------------------------------
   Forward Foreign Currency          Net unrealized                      Net unrealized
   Settlement Contracts              appreciation on                     depreciation on
                                     forward foreign                     forward foreign
                                     currency                            currency
                                     settlement                          settlement
                                     contracts          $--              contracts            $1,316
------------------------------------------------------------------------------------------------------------
   Total                                                $--                                   $1,316
------------------------------------------------------------------------------------------------------------

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2013 was as follows:

------------------------------------------------------------------------------------------------------------
  Derivatives Not                                                        Change in
  Accounted for as                                                       Unrealized
  Hedging Instruments                                                    Appreciation or
  Under Accounting              Location of Gain or (Loss)               (Depreciation) on
  Standards Codification        on Derivatives Recognized                Derivatives
  (ASC) 815                     in Income                                Recognized in Income
------------------------------------------------------------------------------------------------------------
  Forward Foreign Currency      Change in unrealized loss on forward     $(598)
  Settlement Contracts          foreign currency contracts and other
                                assets and liabilities denominated in
                                foreign currencies

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 45

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Equity Income Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2012 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2012, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2012 and September 2012. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2012 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 13, 2012, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. In addition, the Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities.

46 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one and five year periods ended June 30, 2012, and in the first quintile of its Morningstar category for the five year period ended June 30, 2012. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's performance record. They indicated that they were satisfied with the discussions with PIM with respect to the Trust's performance.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2012 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $10 billion. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2012 was in the third quintile relative to its Strategic Insight peer group for the comparable period.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 47

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoint in the management fee schedule. The Trustees recognize that economies of scale are difficult to

48 Pioneer Equity Income Fund | Semiannual Report | 4/30/13 identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 49

Trustees, Officers and Service Providers

Trustees                                    Officers
Thomas J. Perna, Chairman                   John F. Cogan, Jr., President*
David R. Bock                               Daniel K. Kingsbury, Executive
John F. Cogan, Jr.                            Vice President
Benjamin M. Friedman                        Mark E. Bradley, Treasurer**
Margaret B.W. Graham                        Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*  Chief Executive Officer of the Fund.
** Chief Financial and Accounting Officer of the Fund.

50 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

                           This page for your notes.

                     Pioneer Equity Income Fund | Semiannual Report | 4/30/13 51

                           This page for your notes.

52 Pioneer Equity Income Fund | Semiannual Report | 4/30/13

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2013 Pioneer Investments 19381-07-0613

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 28, 2013


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 28, 2013


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date June 28, 2013

* Print the name and title of each signing officer under his or her signature.